APPENDIX I.    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2


1.         Name  and  Address  of  Issuer:

          Exeter  Fund,  Inc.
          1100  Chase  Square
          Rochester,  New  York   14604

2.         Name  of each series or class of funds for which this notice is filed
(If  the Form is being filed for all series     and classes of securities of the
issuer,  check  the  box  but  do  not  list  series  or  classes):   [  ]

Pro-Blendsm Conservative Term Series, Pro-Blendsm Moderate Term Series, Pro-Blendsm Extended Term Series, Pro-Blendsm Maximum Term Series, Tax Managed Series, Equity Series, Overseas Series

3.         Investment  Company  Act  File  Number:   811-04087

     Securities  Act  File  Number:                      2-92633

4(a).     Last  day  of  fiscal  year  for  which  this  notice  is  filed:

          October  31,  2003

4(b).    Check  box  if  this  notice  is  being  filed late (i.e., more than 90
calendar  days  after  the end of the issuer's     fiscal year) (See instruction
A.2):  [  ]

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).     Check  box  if  this  is  the last time the issuer will be filing this
Form.  [  ]


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5.  Calculation  of  registration  fees

     (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$  144,146,559

    (ii)  Aggregate  price  of  securities  redeemed  or
           repurchased  during  the  fiscal  year:
$  (78,376,727)

   (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:
$                  0

   (iv)  Total  available  redemption  credits  [add  Items  5(ii) and 5 (iii)]:
$  (78,376,727)

   (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$  65,769,832

   (vi)  Redemption  credits  available  for  use  in  future  years
           -if  Item  5(i)  is  less  than Item 5(iv) [subtract  Item 5(iv) from
           Item  5  (i)]:
$                   0

  (vii)  Multiplier  for  determining  registration  fee  (See  Instruction C.9)
x   .0000809

 (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter '0' if no fee is due):
=$      5,320.78

6.   Prepaid  Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24c-2 as in effect before October 11, 1997, then report  the  amount  of  securities  (number  of  shares  or other unites)
deducted  here:                           .

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in  future  fiscal  years,  then  state  that  number  here:
..

7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see
       Instruction  D):
                                             +     $     0.00

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


-          $     5,320.78

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Date  the registration fee and any interest payment was sent to the Commission's lockbox  depository:

          January  12,  2004

Method  of  Delivery    [  X  ]     Wire  Transfer
                                    [     ]     Mail  or  other  means


                                   Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  Signature  and  Title:

/s/ Christine Glavin

Christine  Glavin
Chief  Financial  Officer

Date:  January  12,  2004

  -     Please print name and title of the signing officer below the signature.